Minimum capital requirements - Mexican Banking GAAP (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Capital requirements
Computable capital	$ 125,083	$ 121,454
Core capital	138,371	125,621
Supplementary capital	24,847	27,419
Deductible items	(47,555)	(41,395)
Subordinated Additional Tier 1 Capital Notes	9,420	9,809
Capital requirements	61,127	61,054
Excess of capital requirements	63,956	60,400
Risk-weighted assets	764,093	763,170
Capital requirements, Market risk
Capital requirements
Capital requirements	13,988	14,280
Capital requirements, Credit risk
Capital requirements
Capital requirements	42,922	42,732
Capital requirements, Operational risk
Capital requirements
Capital requirements	$ 4,217	$ 4,042